DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS	9 Months Ended
Dec. 31, 2017
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS

(1)    DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS

Description of Business and Organization

ATA Inc. (the “Company” or “ATA”), through its subsidiaries, ATA Testing Authority (Holdings) Limited (“ATA BVI”), Xing  Wei Institute (Hong  Kong) Limited (“Xing Wei”), ATA Testing Authority (Beijing) Limited (“ATA Testing”), Muhua Shangce Learning Data & Technology (Beijing) Limited (“Muhua Shangce”, formerly known as ATA Learning Data & Technology (Beijing) Limited (“ATA Data”)), ATA Learning (Beijing) Inc. (“ATA Learning”), Zhongxiao Zhixing Education Technology (Beijing) Limited (“Zhongxiao Zhixing”), ATA Online (Beijing) Education Technology Co., Ltd. (“ATA Online”) and Beijing Qihuang Huizhi Technology Co., Limited (“Qihuang Huizhi”) (collectively, referred to as the “Group”), primarily provides computer-based testing services, online education services and other related services in the People’s Republic of China (the “PRC”).

Significant Concentrations and Risks

The Group is subject to the following significant concentration and risks:

Country risk

The Group is subject to special risks associated with the PRC. These include risks associated with, among others, the political, economic, legal and social environment in the PRC, including the relative difficulty of protecting and enforcing intellectual property rights in the PRC. The interpretation and application of current or proposed requirements and regulations may have an adverse effect on the Group’s business, financial condition and results of operations. In addition, the ability to negotiate and implement specific business development projects in a timely and favorable manner may be impacted by political considerations unrelated to or beyond the control of the Group. Although the PRC government has been pursuing economic reform policies for over three decades, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered. Any change in PRC government policies and regulations affecting the education and testing service industry may have a negative impact on the Group’s operating results and financial condition.

Revenue concentration

For the years ended March 31, 2016, 2017 and nine months ended December 31, 2017, RMB 301.5 million, RMB 329.6 million and RMB 321.4 million, representing 72.3%, 69.8% and 65.6% of the Group’s net revenues, respectively, were generated from service fees from Chinese government controlled entities including governmental agencies, educational institutions and industry associations controlled by the PRC government. The demand for the Group’s products and services by these agencies, institutions and associations is affected by government budgetary cycles, funding availability and government policies. Funding reductions, reallocations or delays could adversely impact demand for the Group’s products and services or reduce the fees these customers are willing to pay for the Group’s products and services.

Net revenues from customers that individually exceeded 10% of the Group’s net revenues are as follows:

	Twelve months ended March 31,				Nine months ended December 31,
	2016		2017		2017
	RMB	%	RMB	%	RMB	%

The Chinese Institute of Certified Public Accountants	76,485,306	18.3%	90,455,936	19.1%	114,232,930	23.3%
Asset Management Association of China	23,183,787	5.6%	87,661,832	18.6%	71,109,547	14.5%
China Bankers Institute	238,807	0.1%	478,136	0.1%	52,634,283	10.7%
China Banking Association	61,190,087	14.7%	55,521,062	11.8%	7,017	0%
Securities Association of China	67,045,689	16.1%	—	—	—	—

Accounts receivable, net from customers, that individually exceeded 10% of the Group’s accounts receivable, net are as follows:

	March 31, 2017		December 31, 2017
	RMB	%	RMB	%
Asset Management Association of China	10,836,559	19.3%	15,714,552	15.7%
The Chinese Institute of Certified Public Accountants	450,712	0.8%	15,537,954	15.5%

Concentration of cash, cash equivalents and restricted cash balances held at financial institutions

Cash, cash equivalents and restricted cash balances include deposits in:

	March 31, 2017	December 31, 2017
	RMB	RMB
Financial institutions in the mainland of the PRC
— Denominated in Renminbi (“RMB”)	251,487,461	237,269,099
— Denominated in U.S. Dollar (“USD”)	723	731

Total cash, cash equivalents and restricted cash balances held at mainland PRC financial institutions	251,488,184	237,269,830

Financial institutions in Hong Kong Special Administrative Region (“HKSAR”) of the PRC
— Denominated in RMB	1	503
— Denominated in Hong Kong Dollar	263,216	9,725,249
— Denominated in USD	697,012	8,922,062
— Denominated in Great Britain Pound	—	173,298

Total cash balances held at HKSAR financial institutions	960,229	18,821,112

Total cash, cash equivalents and restricted cash balances held at financial institutions	252,448,413	256,090,942

The bank deposits with financial institutions in the PRC are insured by the government authority up to RMB 500,000. The bank deposits with financial institutions in the HKSAR are insured by the government authority up to HK$ 500,000. To limit exposure to credit risk, the Company primarily places bank deposits with large financial institutions in the PRC and HKSAR with acceptable credit rating.